Expense Example - Amplify Top 10(TM) Asia Memory ETF - Amplify Top 10(TM) Asia Memory ETF	Aug. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189